Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	86-2551862
Plan number	003
Participant loan, interest rate	4.25%	9.50%
Notes receivable from participants	$ 3,413,165
Total	$ 282,958,239
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	425.00%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	950.00%
Investment, Identifier [Axis]: Ecovyst Inc. | Ecovyst Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 323,303
Investment, Identifier [Axis]: Fidelity Investments | Fidelity Value Fund; Retail Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,582,243
Investment, Identifier [Axis]: PIMCO | PIMCO Total Return Fund, Administrative Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,755,622
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Cash Reserves Federal MM Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	10,745,014
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Explorer Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,592,111
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Institutional Index Fund Inst'l Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,031,544
Investment, Identifier [Axis]: The Vanguard Group | Vanguard International Growth Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,178,031
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Mid-Cap Index Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,939,888
Investment, Identifier [Axis]: The Vanguard Group | Vanguard PRIMECAP Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,067,409
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Small-Cap Index Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,703,783
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,443,503
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,462,144
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,827,078
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,716,107
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,015,248
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,361,330
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,340,928
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,677,518
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,292,320
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	869,934
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	32,098
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Target Retirement Income
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,712,944
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Total Bond Market Index Fund: Inst'l Shr
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,922,855
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Total International Stock Index Fund: Inst'l Shr
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,689,867
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Total Stock Market Index Fund: Inst'l Shr
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,828,623
Investment, Identifier [Axis]: The Vanguard Group | Vanguard U.S. Growth Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,519,787
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Wellesley Income Fund Investor Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,669,505
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Wellington Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,121,700
Investment, Identifier [Axis]: The Vanguard Group | Vanguard Windsor II Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,122,637